10-Q Stockholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	May 28, 2024	May 23, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 22, 2024	May 09, 2024
Class of Stock [Line Items]
Common stock, authorized shares (in shares)			400,000,000		400,000,000		24,000,000	24,000,000
Common stock, par value (in dollars per share)			$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Proceeds from initial public offering, net					$ 130,983	$ 0
Public Offerings
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	8,658,823	8,658,823
Common stock per share (in dollars per share)	$ 17.00	$ 17.00							$ 17.00
Proceeds from initial public offering, net	$ 131,000	$ 131,000
Bowhead Insurance Holdings LP (BIHL) | Related Party
Class of Stock [Line Items]
Capital contribution from parent, contributed amount			$ 1,400	$ 13,200	$ 4,500	$ 31,300	$ 77,700	$ 24,000